SUPPLEMENT DATED FEBRUARY 22, 2005
                 TO THE PROSPECTUSES DATED DECEMBER 30, 2004 FOR

                            PERSPECTIVE(SM) L SERIES

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

       OR ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        THROUGH JNLNY SEPARATE ACCOUNT I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

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EXPLANATION: Effective March 7, 2005, for certain tax-qualified Contracts with the 5% For Life Guaranteed Minimum Withdrawal Benefit, no matter when the endorsement was selected, withdrawals to meet a Contract's minimum distribution requirements under the Internal Revenue Code may not invalidate the "for life" guarantee. This supplement distinguishes between the 5% For Life Guaranteed Minimum Withdrawal Benefit and the 4% For Life Guaranteed Minimum Withdrawal Benefit and clarifies the differences in relation to the 7% Guaranteed Minimum Withdrawal Benefit.

PLEASE REPLACE THE "5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT" SECTION IN ITS ENTIRETY WITH:

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX D. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the Annuitant(s).) The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 5% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 5% of the net premium payment, or 5% of the increase in the GWB if the maximum GWB is reached;

               o    there is a "for life" guarantee; and

               o for certain tax-qualified Contracts, withdrawals exceeding GAWA to meet a Contract's minimum distribution requirements under the Internal Revenue Code ("MRDs") may not invalidate the "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA (or MRD, if greater, for certain qualified plans) even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA (or MRD, if greater, for certain qualified plans). The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, with the GAWA based on the greater of the previous GAWA or 5% of the new GWB.

         With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective.

         We require prior notice of an MRD (there is an administrative form). Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which this endorsement applies. MRDs are calculated and taken on a calendar year basis, and the GAWA is based on Contract Years. Only your MRDs for one calendar year are allowed per Contract Year. However, during the next calendar year after which your MRDs are to begin (generally, when you reach age 70 1/2), you may take your MRDs for the current and previous calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the "for life" guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. Moreover, withdrawing more than the greater of the GAWA or MRD in any Contract Year could cause the GWB to be reduced by more than the dollar amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, as applicable, too. Please consult your tax adviser regarding MRDs prior to purchasing a tax-qualified Contract with the 5% for Life GMWB.

PLEASE REPLACE THE "4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT" SECTION IN ITS ENTIRETY WITH:

         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX E. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the
         Annuitant(s).) The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 4% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 4% of the net premium payment, or 4% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on the greater of the previous GAWA or 4% of the new GWB.

         With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. Please consult your tax adviser prior to purchasing a Contract with the 4% for Life GMWB.

         YOU MAY ELECT ONLY ONE GMWB. YOU MAY NOT ELECT BOTH A GMWB AND THE GMIB, AND YOU MAY NOT ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.